Information on staff and remuneration - Effect on income statement (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Information on staff and remuneration
Fair value of warrants, RSUs and PSUs recognized in the income statement	kr 30,500	kr 14,800	kr 17,500
Fair value of PSUs recognized	900
Fair value of RSUs recognized	1,100
Research and development expenses	14,005	12,191	13,919
Sale and Marketing expenses	6,045	0	0
Administrative expenses	10,435	2,573	3,555
Total	30,485	14,764	17,474
Executive management
Disclosure of Information on staff and remuneration
Fair value of warrants, RSUs and PSUs recognized in the income statement	kr 6,500	kr 3,200	kr 1,900